OTHER FINANCIAL DATA - REGULATORY MATTERS 2 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Regulatory Balancing Accounts [Line Items]
Overcollected Regulatory Balancing Accounts	$ 643		$ 709
Undercollected Regulatory Balancing Accounts	(897)		(642)
Net Overcollected Regulatory Balancing Accounts	(254)	[1]	67	[1]
San Diego Gas and Electric Company and Subsidiary [Member]
Regulatory Balancing Accounts [Line Items]
Overcollected Regulatory Balancing Accounts	340		419
Undercollected Regulatory Balancing Accounts	(735)		(457)
Net Overcollected Regulatory Balancing Accounts	(395)	[1]	(38)	[1]
Southern California Gas Company [Member]
Regulatory Balancing Accounts [Line Items]
Overcollected Regulatory Balancing Accounts	303		290
Undercollected Regulatory Balancing Accounts	(162)		(185)
Net Overcollected Regulatory Balancing Accounts	$ 141	[1]	$ 105	[1]

[1]	At December 31, 2012 and 2011, the net receivable at SDG&E and the net payable at SoCalGas are shown separately on Sempra Energy's Consolidated Balance Sheet.